Business Organization	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization
NOTE 1 — BUSINESS ORGANIZATION

Description of Business

Carvana Co. and its wholly owned subsidiary Carvana Co. Sub (collectively, "Carvana Co.") together with its consolidated subsidiaries (the “Company”) is a leading eCommerce platform for buying used cars. The Company is transforming the used car buying experience by giving consumers what they want — a wide selection, great value and quality, transparent pricing and a simple, no pressure transaction. Each element of the Company's business, from inventory procurement to fulfillment and overall ease of the online transaction, has been built for this singular purpose.

Organization and Initial Public Offering

Carvana Co. is a holding company that was formed as a Delaware corporation on November 29, 2016 for the purpose of completing an initial public offering ("IPO") and related transactions in order to operate the business of Carvana Group, LLC and its subsidiaries (collectively, "Carvana Group"). Substantially all of the Company’s assets and liabilities represent the assets and liabilities of Carvana Group.

Carvana Group was formed as a limited liability company by DriveTime Automotive Group, Inc. (together with its subsidiaries and affiliates other than the Company, collectively “DriveTime”) and commenced operations in 2012. Prior to November 1, 2014, Carvana Group was a wholly owned subsidiary of DriveTime. On November 1, 2014 (the “Distribution Date”), DriveTime distributed its member units in Carvana Group to the unit holders of DriveTime on a pro rata basis (the “Distribution”). Carvana Group accounted for the Distribution as a spinoff transaction in accordance with ASC 505-60, Equity — Spinoffs and Reverse Spinoffs and reflected assets and liabilities before and after the Distribution Date at their historical basis.

On May 3, 2017, Carvana Co. completed its IPO of 15.0 million shares of Class A common stock at a public offering price of $15.00 per share. Carvana Co. received approximately $205.8 million in proceeds, net of underwriting discounts and commissions and offering expenses, which it used to purchase approximately 18.8 million newly-issued membership interests of Carvana Group at a price per unit equal to 0.8 times the initial public offering price less underwriting discounts and commissions and offering expenses.

Also in connection with the IPO, the Company completed the following organizational transactions (the “Organizational Transactions”):

•
Carvana Group amended and restated its limited liability company operating agreement (the "LLC Agreement") to, among other things, (i) eliminate a class of preferred membership interests, (ii) provide for two classes of common ownership interests in Carvana Group held by the then-existing holders of LLC units (the "Existing LLC Unitholders") consisting of Class B common units (the “Class B Units”) and Class A common units (the “Class A Units”), and (iii) appoint Carvana Co. as the sole manager of Carvana Group;

•
Carvana Co. amended and restated its certificate of incorporation to authorize (i) 50.0 million shares of Preferred Stock, par value $0.01 per share, (ii) 500.0 million shares of Class A common stock, par value $0.001 per share, and (iii) 125.0 million shares of Class B common stock, par value $0.001 per share. Each share of Class A common stock generally entitles its holder to one vote on all matters to be voted on by stockholders. Each share of Class B common stock held by Ernest Garcia, II, Ernie Garcia, III and entities controlled by one or both of them (collectively, the "Garcia Parties") generally entitles its holder to ten votes on all matters to be voted on by stockholders. All other shares of Class B common stock generally entitle their holders to one vote per share on all matters to be voted on by stockholders;

•	Carvana Group converted its outstanding Class C Redeemable Preferred Units, as defined in Note 5 — Related Party Transactions, into approximately 43.1 million Class A Units;

•
Carvana Co. issued approximately 117.2 million shares of Class B common stock to holders of Class A Units, on a four-to-five basis with the number of Class A Units they owned, for nominal consideration; and,

•	Carvana Co. transferred approximately 0.2 million Class A Units to Ernest Garcia, II in exchange for his 0.1% ownership interest in Carvana, LLC, a majority-owned subsidiary of Carvana Group.

In accordance with the LLC Agreement, Carvana Co. has all management powers over the business and affairs of Carvana Group and conducts, directs and exercises full control over the activities of Carvana Group. Class A Units and Class B Units (the "LLC Units") do not hold voting rights which results in Carvana Group being considered a variable interest entity ("VIE"). Due to Carvana Co.'s power to control and its significant economic interest in Carvana Group, it is considered the primary beneficiary of the VIE and the Company consolidates the financial results of Carvana Group. As of December 31, 2017, Carvana Co. owned approximately 12.9% of Carvana Group and the Existing LLC Unitholders owned the remaining 87.1%.

The Organizational Transactions described above are considered transactions between entities under common control. As a result, the financial statements for periods prior to the IPO and Organizational Transactions have been adjusted to combine the previously separate entities for presentation purposes.

Convertible Preferred Stock

On December 5, 2017, Carvana Co. amended and restated its certificate of incorporation to authorize 100,000 shares of Class A Convertible Preferred Stock, with an initial stated value of $1,000 per share and a par value of $0.01 per share (the "Convertible Preferred Stock") and, effective December 5, 2017, Carvana Group amended its LLC Agreement to, among other things, create a class of convertible preferred units. On December 5, 2017, Carvana Co. sold 100,000 shares of Convertible Preferred Stock for net proceeds of approximately $98.5 million, which it used to purchase 100,000 newly-issued convertible preferred units of Carvana Group (the "Convertible Preferred Units") at a price per unit equal to the initial stated value of the Convertible Preferred Stock less issuance costs.